Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 328	$ 838
Restricted cash and cash equivalents	506	503
Accounts receivable	1,371	1,074
Material and supplies	692	589
Other current assets	320	422
Total current assets	3,217	3,426
Properties	43,537	41,178
Operating lease right-of-use assets	470	445
Pension asset	3,033	3,050
Intangible assets, goodwill and other	405	439
Total assets	50,662	48,538
Current liabilities
Accounts payable and other	2,785	2,612
Current portion of long-term debt	1,057	508
Total current liabilities	3,842	3,120
Deferred income taxes	9,796	9,303
Other liabilities and deferred credits	441	427
Pension and other postretirement benefits	486	645
Long-term debt	14,372	11,977
Operating lease liabilities	341	322
Shareholders' equity
Common shares	3,613	3,704
Common shares in Share Trusts	(170)	(103)
Additional paid-in capital	381	397
Accumulated other comprehensive loss	(1,969)	(2,241)	[1]
Retained earnings	19,529	20,987	[1]
Total shareholders' equity	21,384	22,744	[2]
Total liabilities and shareholders' equity	$ 50,662	$ 48,538

[1]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.
[2]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.